Note 1 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2018
Notes Tables
Schedule of Inventory, Current [Table Text Block]
	March 31
	201 8	2017
Prime coil inventory	$6,895,756	$8,481,605
Non-standard coil inventory	2,971,324	1,119,170
Tubular raw material	6,734,076	1,480,730
Tubular finished goods	21,438,176	23,837,045
	$38,039,332	$34,918,550

Property, Plant and Equipment [Table Text Block]
Buildings (in years)			20
Machinery and equipment (in years)	10	to	15
Yard improvements (in years)	5	to	15
Loaders and other rolling stock (in years)	5	to	10